Related Party Transactions - Amounts Due from (to) Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction
Amount due to related parties (Note 13)	$ 3,859	$ 2,106
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
KOAS
Related Party Transaction
Amount due to related parties (Note 13)	$ 2,202	$ 1,696
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
KNOT and affiliates
Related Party Transaction
Amount due to related parties (Note 13)	$ 1,657	$ 410
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Related Party
Related Party Transaction
Amounts due from related parties (Note 13)	$ 784	$ 348
Related Party | KOAS
Related Party Transaction
Amounts due from related parties (Note 13)	$ 603	$ 376